Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of inventories	Inventories consist of the following:

€ thousand	December 31, 2023	December 31, 2022
Raw materials and supplies	20,975	10,851
Work in progress	832	2,058
Finished goods	888	439
Total	22,695	13,348

Summary of write-downs of inventories

The Group recognized the following write-downs of inventories during the years:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Write-downs of raw material and supplies	(9,569)	(5,601)	(2,039)
Write-downs of work in progress	(470)	(1,225)	(397)
Write-downs of finished goods	(337)	(657)	(65)
Total	(10,375)	(7,483)	(2,501)